BUSINESS COMBINATIONS AND ACQUISITIONS OF NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of fair values of the identifiable assets and liabilities
The fair values of the identifiable assets and liabilities of Abliva as at the date of acquisition were:

Amounts in $ ‘000	Fair value recognized on acquisition
Intangible assets: KL1333	61,114
Intangible assets: Software	75
Deferred tax assets	12,397
Investments in equity instruments designated at FVTOCI	210
Trade and other receivables	1,591
Cash and cash equivalents	2,610
Assets	77,997
Deferred tax liability	(12,397)
Trade and other payables	(1,244)
Liabilities	(13,641)
Total identifiable net assets at fair value	64,356
Non-controlling interest	(7,285)
Goodwill arising on acquisition	2,903
Purchase consideration transferred	59,974

Schedule of analysis of cash flows on acquisition
Analysis of cash flows on acquisition

Amounts in $ ‘000
Acquisition of a subsidiary (included in cash flows from investing activities)	(60,087)
Net cash acquired with the subsidiary (included in cash flows from investing activities)	2,611
Acquisition-related costs of the acquisition (included in cash flows from operating activities)	(11,263)
Acquisition of non-controlling interests (included in cash flows from financing activities)	(7,876)
Net cash flow on acquisition	(76,615)